Accounting for Derivative Instruments and Hedging Activities - Offsetting of Derivatives by Counterparty Master Agreement level and Collateral Received (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Offsetting of Derivatives by Counterparty Master Agreement Level and Collateral Received or Paid
Cash Collateral (Held)/Posted	$ (32)	$ (33)
Cash Collateral (Held)/Posted	190	287
Gross Amounts of Recognized Assets / Liabilities		104
Derivative Instruments		0
Cash Collateral (Held) / Posted		83
Net Amount		187
Commodity contracts
Offsetting of Derivatives by Counterparty Master Agreement Level and Collateral Received or Paid
Derivative assets	1,170	1,042
Derivative Instruments	(909)	(778)
Cash Collateral (Held)/Posted	(7)	(31)
Net Amount	254	233
Derivative liabilities	(1,103)	(977)
Derivative Instruments	909	778
Cash Collateral (Held)/Posted	73	114
Net Amount	(121)	(85)
Gross Amounts of Recognized Assets / Liabilities	67	65
Derivative Instruments	0	0
Cash Collateral (Held) / Posted	66	83
Net Amount	$ 133	148
Interest rate contracts
Offsetting of Derivatives by Counterparty Master Agreement Level and Collateral Received or Paid
Derivative assets		39
Derivative Instruments		0
Cash Collateral (Held)/Posted		0
Net Amount		39
Gross Amounts of Recognized Assets / Liabilities		39
Derivative Instruments		0
Cash Collateral (Held) / Posted		0
Net Amount		$ 39